Document and Entity Information	Sep. 08, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001666244
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	Cantor Fitzgerald Income Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-43220
Entity Tax Identification Number	81-1310268
Entity Address, Address Line One	110 E. 59th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	938-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	9.50% Series A Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	CFTR-PRA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false